Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 114	SFr 19
Restructuring expenses	391	120
Utilization	270	30
Restructuring Reserve, Ending Balance	SFr 51	29
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 0	0
Restructuring expenses	231	15
Utilization	114	13
Restructuring Reserve, Ending Balance	5	0
of which pensions
Restructuring provision
Restructuring expenses	15	1
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	114	19
Restructuring expenses	88	27
Utilization	156	17
Restructuring Reserve, Ending Balance	46	29
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	4	30
Other personnel-related charges
Restructuring provision
Restructuring expenses	68	48
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	207	40
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	119	13
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	SFr 97	SFr 1